UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 12b-25
                           NOTIFICATION OF LATE FILING

                            SEC File Number 001-11540
                            CUSIP Number 73933E 10 8

                                   (Check One)
/ / Form 10-K/Form 10-KSB // Form 20-F // Form 11-K /X/ Form 10-Q/Form 10-QSB // Form N-SAR // Form N-CSR

                         For period ended March 31, 2005

           / / Transition Report on Form 10-K/Form 10-KSB
           / / Transition Report on Form 20-F
           / / Transition Report on Form 11-K
           / / Transition Report on Form 10-Q/Form 10-QSB
           / / Transition Report on Form N-SAR
           For the transition period ended:_____________________________

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

PART I  REGISTRANT INFORMATION

Powerchannel, Inc.
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Full Name of Registrant

Sealant Solutions Inc.
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Former Name (if applicable)

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16 North Main Street, Suite 395
Address of Principal Executive Office

New City, New York 10956
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City, State and Zip Code

PART II - RULE 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

               (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

/X/            (b)  The subject annual report,  semi-annual  report,  transition report on Forms 10-K, X 10-KSB, 20-F, 11-K, or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, 10-QSB, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

               (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III NARRATIVE

State below in reasonable detail the reason why Forms 10-K, 10-KSB, 11-K, 20-F, 10-Q, 10-QSB, N-SAR, N-CSR or the transition report portion thereof could not be filed within the prescribed time period.

The registrant is in the process of preparing and reviewing the financial information of the registrant. The process of compiling and disseminating the information required to be included in the Form 10-QSB for the relevant fiscal quarter, as well as the completion of the required review of the registrant's financial information, could not be completed without incurring undue hardship and expense. The registrant undertakes the responsibility to file such quarterly report no later than five days after its prescribed due date.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification.

Steven Lampert, CEO        (845) 634-7979
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(2) Have all other periodic reports required under Section 13 or 15(d) or the
Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s) : Yes ___ No X Form 10-KSB for the year ended December 31, 2004

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? :
Yes X No __

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reason why a reasonable estimate of the results cannot be made.


For the quarter ended March 31, 2004, the registrant had revenues of $187,500 and net loss of $2,375,000. For the quarter ended March 31, 2005, the registrant currently estimates that it had no revenues and a net loss of approximately $500,000. Results for the quarter ended March 31, 2005 remain subject to further adjustment and actual results may differ significantly from the foregoing estimates. The main reasons for this decrease in net loss can be attributed to a decrease in stock issued for services and the Company's inability to operate due to lack of funds.

                               Powerchannel, Inc.
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                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.





Date: May 16, 2005                     By: /s/ Steven Lampert
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                                           Steven Lampert
                                           Chief Executive Officer